GENERAL (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
GENERAL [Abstract]
Accumulated deficit	$ (65,565)	$ (63,514)
Revenues from major customers, percentage	68.00%	64.00%	73.00%